Average Annual Total Returns{- Fidelity® Series Floating Rate High Income Fund} - 09.30 Fidelity Series Floating Rate High Income Fund Series PRO-08 - Fidelity® Series Floating Rate High Income Fund	Fidelity Series Floating Rate High Income Fund-Default Return Before Taxes Past 1 year	Fidelity Series Floating Rate High Income Fund-Default Return Before Taxes Past 5 years	Fidelity Series Floating Rate High Income Fund-Default Return Before Taxes Since Inception		Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Floating Rate High Income Fund-Default After Taxes on Distributions and Sales Since Inception		SP026 Past 1 year	SP026 Past 5 years	SP026 Since Inception
Total	2.52%	5.61%	4.96%	[1]	0.54%	3.31%	2.55%	[1]	1.42%	3.28%	2.79%	[1]	3.50%	5.43%	4.96%	[1]

[1]	(a)From October 20, 2011